Financial investments	6 Months Ended
Jun. 30, 2019
Financial investments [Abstract]
Financial investments
Note 8. - Financial investments

The detail of Non-current and Current financial investments as of June 30, 2019 and December 31, 2018 is as follows:

	Balance as of June 30, 2019	Balance as of December 31, 2018
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	9,070	6,034
Fair Value through Profit and Loss (Investment in Rioglass)	7,000	-
Derivative assets	2,951	11,571
Other receivable accounts at amortized cost	53,527	35,065
Total non-current financial investments	72,548	52,670
Contracted concessional financial assets	152,787	159,128
Derivative assets	2,064	1,582
Other receivable accounts at amortized cost	97,622	80,124
Total current financial investments	252,473	240,834

Investment in Ten West Link is a 12.5% interest in a 114-mile transmission line in the U.S.

Investment in Rioglass corresponds to the acquisition of 15.12% of the equity interest of Rioglass, a multinational solar power and renewable energy technology manufacturer specialized in developing key optical components for solar power plants.

Current other receivable accounts include restricted cash amounting to $78.4 million as of June 30, 2019 ($78.9 million as of December 31, 2018).

The increase of Non-current other receivable accounts at amortized cost is primarily due to the $19.9 million advance payment the Company made in January 2019 for the acquisition of Befesa Agua Tenés S.L.U. (Note 1).